Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Redeemable common stock, shares redemption value	3,492,647	11,500,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	3,132,500	3,132,500
Common stock, shares outstanding	3,132,500	3,132,500
Redeemable common stock, shares redemption, par value (in Dollars per share)	$ 10.53	$ 10.16